BNY Mellon Income Stock Fund
Fund Summary
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus and in the How to Buy Shares section  beginning on page III-1 of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Income Stock Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Income Stock Fund		Class A	Class C	Class I	Class Y
Investment advisory fees		0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Administrative fees		0.12%	0.12%	0.12%	0.12%
Other expenses of the fund	[1]	0.12%	0.11%	0.10%	0.03%
Total annual fund operating expenses		1.14%	1.88%	0.87%	0.80%
[1]	Other expenses of the fund are based on estimated amounts for the current fiscal year.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Income Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	916	1,167	1,881
Class C	291	591	1,016	2,201
Class I	89	278	482	1,073
Class Y	82	255	444	990

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - BNY Mellon Income Stock Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	685	916	1,167	1,881
Class C	191	591	1,016	2,201
Class I	89	278	482	1,073
Class Y	82	255	444	990

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance.  During the most recent fiscal year, the fund's portfolio turnover rate was 65.75% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks.  The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income.  The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management.  The fund emphasizes those stocks with value characteristics, although it may also purchase growth stocks.  The fund may invest in the stocks of companies of any size, although it focuses on large-cap companies.  The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow Jones U.S. Select Dividend Index SM (Dow Jones Index), but allocations may differ from those of the Dow Jones Index.  The fund invests primarily in common stocks but also may invest up to 10% of its assets in convertible securities and up to 10% of its assets in preferred stocks.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

•	Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

•	Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

•	Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

•	Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

•	Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

•	Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

•	Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class A shares from year to year.  The table compares the average annual total returns of the fund's Class A, Class C, Class I and Class Y shares to those of the Dow Jones Index, which is comprised of 100 of the highest dividend-yielding securities in the Dow Jones U.S. Index SM , a broad-based index that is representative of the total U.S. equity market.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.  More recent performance information may be available at www.dreyfus.com .

The historical performance of the fund's Class M shares, which are not offered in this prospectus, is used to calculate the performance of the fund's shares shown in the bar chart and table.  Since Class A, Class C, Class I and Class Y shares are new, past performance information is not available for those classes of shares as of the date of this prospectus.  All of the fund's share classes invest in the same portfolio of securities.  Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.  The performance figures shown have not been adjusted to reflect differences in service and distribution fees; if these expenses had been reflected, the performance shown would have been lower.

After-tax performance is shown only for Class A shares (adjusted to reflect the sales load applicable to the fund's Class A shares) and is calculated based on the fund's Class M performance using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  After-tax performance of the fund's other share classes will vary.  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-Year Total Returns as of 12/31 each year (%) Class A*

*	Reflects the performance of the fund's Class M shares, which are offered in a separate prospectus, adjusted in the table to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if these expenses had been reflected, the performance shown for Class A, C and I shares would have been lower.

Best Quarter Q2, 2009: 17.95% Worst Quarter Q4, 2008: -19.85% The year-to-date total return of the fund′s Class A shares as of March 31, 2016 was 1.41%.*
Average Annual Total Returns (as of 12/31/15)
Average Annual Returns - BNY Mellon Income Stock Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	[1]	(5.17%)	10.88%	6.12%
Class C	[1]	(0.24%)	12.21%	6.74%
Class I	[1]	0.66%	12.21%	6.74%
Class Y	[1]	0.66%	12.21%	6.74%
After Taxes on Distributions | Class A	[1]	(7.75%)	8.91%	4.43%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	(1.02%)	8.58%	4.66%
Dow Jones Index reflects no deduction for fees, expenses or taxes	[1]	(1.64%)	12.78%	6.50%
[1]	Reflects the performance of the fund's Class M shares, which are offered in a separate prospectus, adjusted in the table to reflect applicable sales charges. Such performance figures have not been adjusted to reflect applicable class fees and expenses; if these expenses had been reflected, the performance shown for Class A, C and I shares would have been lower.